Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011
Components of pretax (loss) income:
Domestic												$ (875.5)	$ (898.9)	$ (1,289.1)
Foreign												124.2	292.7	118.4
Total pretax (loss) income												(751.3)	(606.2)	(1,170.7)
(Benefit) provision for income taxes:
Federal												(301.4)	(282.6)	(313.9)
State and local												66.0	(27.9)	(39.3)
Foreign												11.4	40.4	29.4
Income tax benefit	28.6	28.3	(69.4)	(74.7)	(108.2)	(15.1)	(18.9)	(88.1)	(148.0)	101.7	(252.3)	(224.0)	(270.1)	(323.8)
Reconciliation of the Company's effective tax rates and the statutory rates
Federal statutory rate (as a percent)												35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (as a percent)												1.10%	1.50%	2.00%
Nontaxable income from noncontrolling interests (as a percent)												7.90%	10.20%	5.20%
Impact of foreign operations (as a percent)												1.50%	3.90%	1.50%
Valuation allowances (as a percent)												(20.20%)	(12.70%)	(15.10%)
Liability for unrecognized tax benefits (as a percent)												4.10%	3.30%	2.10%
Impact of contribution to alliance (as a percent)													(2.20%)
Prior year adjustments (as a percent)												2.00%	2.50%	(1.20%)
Other (as a percent)												(1.60%)	3.10%	(1.80%)
Effective tax rate (as a percent)	18.90%		28.50%							19.50%	38.50%	29.80%	44.60%	27.70%
Percentage of interest in alliance (as a percent)						30.00%							30.00%		30.00%
Percentage of effective tax rate impacted by current year cumulative correction of immaterial prior year errors												(0.09)
Current
Federal												(60.0)	(54.0)	(27.7)
State and local												16.0	25.8	18.3
Foreign												38.6	61.8	57.7
Total current												(5.4)	33.6	48.3
Deferred
Federal												(241.4)	(228.6)	(286.2)
State and local												50.0	(53.7)	(57.6)
Foreign												(27.2)	(21.4)	(28.3)
Total deferred												(218.6)	(303.7)	(372.1)
Income tax benefit	28.6	28.3	(69.4)	(74.7)	(108.2)	(15.1)	(18.9)	(88.1)	(148.0)	101.7	(252.3)	(224.0)	(270.1)	(323.8)
Income tax payments, net of refunds received												70.1	67.2	100.5
Deferred tax assets related to:
Reserves and other accrued expenses		543.5				450.3						543.5	450.3
Pension obligations		47.9				44.2						47.9	44.2
Employee related liabilities		75.7				64.0						75.7	64.0
Deferred revenues		30.0				26.7						30.0	26.7
Unrealized securities and hedging (gain)/loss						42.2							42.2
Net operating losses and tax credit carryforwards		1,383.6				1,336.5						1,383.6	1,336.5
U.S. foreign tax credits on undistributed earnings		234.8				203.2						234.8	203.2
Foreign exchange (gain)/loss		48.5				61.5						48.5	61.5
Total deferred tax assets		2,364.0				2,228.6						2,364.0	2,228.6
Valuation allowance		(896.5)				(744.6)						(896.5)	(744.6)
Realizable deferred tax assets		1,467.5				1,484.0						1,467.5	1,484.0
Deferred tax liabilities related to:
Property, equipment and intangibles		(1,206.0)				(1,382.0)						(1,206.0)	(1,382.0)
Investment in affiliates and other		(512.3)				(532.7)						(512.3)	(532.7)
Unrealized securities and hedging (gain)/loss		(0.6)										(0.6)
U.S. tax on foreign undistributed earnings		(173.8)				(145.9)						(173.8)	(145.9)
Total deferred tax liabilities		(1,892.7)				(2,060.6)						(1,892.7)	(2,060.6)
Net deferred tax liabilities		(425.2)				(576.6)						(425.2)	(576.6)
Deferred tax assets and liabilities included in the consolidated balance sheets
Current deferred tax assets		73.9				108.3						73.9	108.3
Long-term deferred tax assets		10.4				10.5						10.4	10.5
Long-term deferred tax liabilities	(553.1)	(509.5)				(695.4)				(553.1)		(509.5)	(695.4)
Net deferred tax liabilities		(425.2)				(576.6)						(425.2)	(576.6)
Valuation allowance
Valuation allowances		896.5				744.6						896.5	744.6
Increase to the valuation allowance												$ 151.9